Prepaid Expenses and Other Current Assets (Details Narrative) - Land Purchase Agreement [Member]	9 Months Ended
Sep. 30, 2020 USD ($)
Purchase of property amount	$ 4,000,000
Paid as Deposit and Balance is Subject to Financing [Member]
Purchase of property amount	$ 120,000